Inventories (Schedule of Short-term and Long-term Inventories) (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Short-term:
Finished goods	$ 1,961,627	$ 1,572,134
Work in process	79,914	61,129
Billets	2,046,143	1,443,938
Raw materials and supplies	4,576,732	3,728,737
Materials, spare parts and rollers	1,154,586	1,331,079
Materials in transit	319,420	126,481
Short-term Inventories, net	10,138,422	8,263,498
Long-term:
Coke	952,786	1,037,470
Spare parts	54,783	49,831
Rollers	140,009	133,465
Finished godos	353,095	353,095
Long-term inventories, gross	1,500,673	1,573,861
Less, valuation allowance at the lower of cost or net realizable value	(353,095)	(353,095)
Long-term inventories, net	$ 1,147,578	$ 1,220,766